Submission	Oct. 17, 2025
Submission [Line Items]
Central Index Key	0001938534
Registrant Name	FBS Global Limited
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A